Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss available to shareholders of the Company basic (in Dollars)	$ (1,115)	$ (1,779)
Denominator
Weighted average number of ordinary shares basic	1,229,652	682,160
Effect of dilutive securities
Dilutive effect of non-vested shares	1,229,652	682,160
Net loss - basic (in Dollars per share)	$ (0.91)	$ (2.61)
Net loss - diluted (in Dollars per share)	$ (0.91)	$ (2.61)